INCOME TAXES - Summary of Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Unrecognized tax benefits
Balance as of the beginning of the year	$ 11,015	$ 23,990
Increases related to current year tax positions	552	497
Decreases related to prior year tax positions	(47)	(13,472)
Balance as of the end of the year	$ 11,520	$ 11,015